Income taxes - Net deferred tax liability (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 17, 2017
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ (2,103)	$ (1,735)
Income statement	(312)	(259)
Business acquisitions	12	(75)
Other comprehensive income	103	(32)
Deficit	2	6
Other	(5)	(8)
Deferred tax liability (asset)	(2,303)	(2,103)
Unused tax losses for which no deferred tax asset recognised		144
NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	21	12
Income statement	(304)	(1)
Business acquisitions	300	10
Deferred tax liability (asset)	17	21
Unused tax loss carryforward	208	221
Unused tax losses for which no deferred tax asset recognised	144
POST EMPLOYMENT BENEFIT PLANS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	454	520
Income statement	(31)	(28)
Business acquisitions	(11)
Other comprehensive income	82	(38)
Deferred tax liability (asset)	494	454
INDEFINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,680)	(1,619)
Income statement	(8)	(61)
Business acquisitions	(73)
Deferred tax liability (asset)	(1,761)	(1,680)
PROPERTY, PLANT AND EQUIPMENT AND FINITE- LIFE INTANGIBLE ASSETS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(1,199)	(968)
Income statement	12	(152)
Business acquisitions	(223)	(79)
Other	(3)
Deferred tax liability (asset)	(1,413)	(1,199)
INVESTMENT TAX CREDITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	(9)	(6)
Income statement	7	(3)
Business acquisitions	(5)
Deferred tax liability (asset)	(7)	(9)
CRTC TANGIBLE BENEFITS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	44	61
Income statement	(14)	(17)
Deferred tax liability (asset)	30	44
OTHER
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	266	265
Income statement	26	3
Business acquisitions	24	(6)
Other comprehensive income	21	6
Deficit	2	6
Other	(2)	(8)
Deferred tax liability (asset)	337	266
CAPITAL LOSS CARRYFORWARD
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unused tax loss carryforward	827	765
MTS | NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Unused tax loss carryforward	64		$ 1,500
Q9 | NON- CAPITAL LOSS CARRY- FORWARDS
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax liability (asset)	$ 11
Deferred tax liability (asset)		11
Unused tax loss carryforward		$ 77